UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07707

               AllianceBernstein Real Estate Investment Fund, Inc. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004





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ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


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AllianceBernstein Real Estate Investment Fund

Semi-Annual Report--May 31, 2004

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Specialty Equity

---------------------------
Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 16, 2004


Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Real Estate Investment Fund (the "Fund") for the semi-annual reporting period ended May 31, 2004.

Investment Objective and Policies

This open-end fund seeks total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in, or related to, the real estate industry.

Investment Results

The following table provides the performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended May 31, 2004.

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INVESTMENT RESULTS*
Periods ended May 31, 2004

                                     Returns
                              -----------------------
                              6 Months      12 Months
-----------------------------------------------------
AllianceBernstein Real
Estate Investment Fund
  Class A                       7.23%         28.59%
  Class B                       6.81%         27.74%
  Class C                       6.80%         27.70%

S&P 500 Stock Index             6.79%         18.32%

NAREIT Equity Index             6.09%         26.13%

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

     The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market-value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Fund.

     Additional investment results appear on pages 4-6.
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For the six- and 12-month periods ended May 31, 2004, the Fund outperformed its benchmark, the NAREIT Equity Index. Sector and security selection both contributed to this strong relative performance. During the recent

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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 1


six-month period, hotels were the strongest performing group within the NAREIT Equity Index and apartments were the weakest. The Fund had above- benchmark exposure to hotels and was below the benchmark in exposure to apartments. In addition, the Fund's hotel and apartment holdings outperformed their peers. For the 12-month period under review, hotels and regional malls experienced the strongest performance. The Fund was overweighted in both of these groups.

Additionally, the Fund outperformed the S&P 500 Stock Index for the 12-month period ended May 31, 2004, although results were more in line with this index during the six-month period under review. The market-like performance in the recent period occurred because a sharp sell-off of REITs in the month of April offset strong relative performance in the remainder of the period. This decline followed a stronger-than-expected employment report, which led to a sharp rise in interest rates. The Fund performed slightly better than the REIT market during this month.

Market Review and Investment Strategy

After four years of almost uninterrupted gains, the REIT market declined precipitously in April. This decline was triggered by a stronger-than-expected employment report at the beginning of the month. This report underscored the gathering strength in the economic environment and led to a rapid rise in interest rates. Although REITs have historically experienced little correlation to changes in interest rates, their strong performance over the preceding months left them at the high end of their historic valuation range and, hence, vulnerable to a downward revaluation.

In anticipation of this strengthening of the economy (and in response to differential price movements) we modestly shifted the Fund's portfolio to be more economically sensitive, increasing the Fund's exposure to hotel and office companies.


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2 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


PORTFOLIO SUMMARY
May 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
9/30/96
Class B Shares
9/30/96
Class C Shares
9/30/96

PORTFOLIO STATISTICS
Net Assets ($mil): $328.5


SECTOR/INDUSTRY BREAKDOWN*

o     19.9%    Office
o     19.0%    Regional Malls
o     13.8%    Apartment
o     12.3%    Shopping Centers
o     10.7%    Warehouse & Industrial
o      8.8%    Diversified
o      8.4%    Hotels & Restaurants
o      3.4%    Office-Industrial Mix
o      2.0%    Storage
o      0.6%    Health Care

o      1.1%    Short-Term


* The Fund's sector/industry breakdown is expressed as a percentage of total investments and may vary over time.

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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 3


INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

                                         NAV Returns            SEC Returns
-------------------------------------------------------------------------------
                           1 Year           28.59%                 23.15%
                           5 Year           12.36%                 11.40%
                  Since Inception*          11.22%                 10.59%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

                     1 Year                                        23.50%
                     5 Years                                       12.34%
             Since Inception*                                      10.89%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.

*     Inception Date: 9/30/96.


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4 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

                                        NAV Returns            SEC Returns
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                     1 Year                 27.74%                 23.74%
                     5 Year                 11.58%                 11.58%
            Since Inception*                10.44%                 10.44%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

                     1 Year                                        24.04%
                     5 Years                                       12.52%
             Since Inception*                                      10.73%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.

*    Inception Date: 9/30/96.


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 5


INVESTMENT RESULTS

CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004

                                        NAV Returns            SEC Returns
-------------------------------------------------------------------------------
                     1 Year                 27.70%                 26.70%
                     5 Year                 11.59%                 11.59%
            Since Inception*                10.46%                 10.46%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)

                     1 Year                                             27.10%
                     5 Years                                            12.55%
             Since Inception*                                           10.75%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.

*    Inception Date: 9/30/96.


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6 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


TEN LARGEST HOLDINGS
May 31, 2004 (unaudited)

                                                               Percent of
Company                                      U.S. $ Value      Net Assets
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ProLogis Trust                              $  20,047,118             6.1%
Simon Property Group, Inc.                     19,993,689             6.1
General Growth Properties, Inc.                18,723,874             5.7
Equity Residential Properties Trust            15,214,592             4.6
Developers Diversified Realty Corp.            14,657,018             4.5
Host Marriott Corp.                            13,419,796             4.1
Vornado Realty Trust                           12,564,035             3.8
Rouse Co.                                      12,462,450             3.8
Duke Realty Corp.                              11,122,132             3.4
Equity Office Properties Trust                 10,798,865             3.3
-------------------------------------------------------------------------------
                                            $ 149,003,569            45.4%


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 7


PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-98.9%

Real Estate Investment Trusts-95.2%
Apartment-13.8%

Archstone-Smith Trust                           355,400     $ 10,324,370
Camden Property Trust                           168,600        7,875,306
Equity Residential Properties Trust             516,800       15,214,592
Essex Property Trust, Inc.                       61,900        4,057,545
United Dominion Realty Trust                    393,100        7,838,414
                                                             ------------
                                                              45,310,227

Diversified-8.8%

Cousins Properties, Inc.                        226,200        7,077,798
iStar Financial, Inc.                           238,800        9,134,100
Vornado Realty Trust                            229,900       12,564,035
                                                             ------------
                                                              28,775,933

Healthcare-0.6%

Windrose Medical Properties Trust               176,300        1,963,982

Hotels & Restaurants-4.7%

Hersha Hospitality Trust                        139,500        1,389,420
Host Marriott Corp.(a)                        1,094,600       13,419,796
LaSalle Hotel Properties                         31,000          748,650
                                                             ------------
                                                              15,557,866

Office-19.9%

Alexandria Real Estate Equities, Inc.           157,000        8,627,150
Boston Properties, Inc.                         198,200        9,783,152
Corporate Office Properties Trust               383,000        8,885,600
Equity Office Properties Trust                  400,700       10,798,865
Glenborough Realty Trust, Inc.                  245,200        4,661,252
Mack-Cali Realty Corp.                          207,700        8,299,692
Prentiss Properties Trust                       214,700        7,085,100
SL Green Realty Corp.                           158,400        7,207,200
                                                             ------------
                                                              65,348,011

Office - Industrial Mix-3.4%

Duke Realty Corp.                               343,700       11,122,132

Regional Malls-19.0%

General Growth Properties, Inc.                 637,300       18,723,874
Macerich Co.                                    122,400        5,538,600
Mills Corp.                                     128,200        5,634,390
Rouse Co.                                       273,000       12,462,450
Simon Property Group, Inc.                      387,700       19,993,689
                                                             ------------
                                                              62,353,003


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8 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


                                              Shares or
                                              Principal
                                                 Amount
Company                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------
Shopping Centers-12.3%

Developers Diversified Realty Corp.             426,200    $  14,657,018
Kimco Realty Corp.                              149,900        6,887,905
Pan Pacific Retail Properties, Inc.             152,000        6,992,000
Regency Centers Corp.                           254,700       10,264,410
Tanger Factory Outlet Centers, Inc.              40,700        1,579,974
                                                             ------------
                                                              40,381,307

Storage-2.0%

Shurgard Storage Centers, Inc.                  176,600        6,622,500

Warehouse & Industrial-10.7%

AMB Property Corp.                              232,800        7,694,040
EastGroup Properties, Inc.                      184,000        5,842,000
First Potomac Realty Trust                       88,900        1,653,540
ProLogis Trust                                  625,300       20,047,118
                                                             ------------
                                                              35,236,698

Total Real Estate Investment Trusts                          312,671,659

Consumer Services-3.7%
Hotels & Restaurants-3.7%

Boca Resorts, Inc. Cl. A(a)                     202,600        3,642,748
Starwood Hotels & Resorts Worldwide, Inc.       202,200        8,528,796
                                                             ------------
                                                              12,171,544

Total Common Stocks
  (cost $231,391,277)                                        324,843,203

SHORT-TERM INVESTMENT-1.1%

Time Deposit-1.1%

Bank of New York
  0.50%, 6/01/04
  (cost $3,500,000)                             $ 3,500        3,500,000

Total Investments-100.0%
  (cost $234,891,277)                                        328,343,203
Other assets less liabilities-0.0%                               162,628
                                                             ------------
Net Assets-100%                                            $ 328,505,831


(a)  Non-income producing security.

     See notes to financial statements.


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 9


STATEMENT OF ASSETS & LIABILITIES
May 31, 2004 (unaudited)

Assets
Investments in securities, at value
  (cost $234,891,277)                                            $ 328,343,203
Cash                                                                    65,459
Receivable for investment securities sold                            3,314,266
Dividends and interest receivable                                    1,049,554
Receivable for capital stock sold                                      217,305
Total assets                                                       332,989,787

Liabilities
Payable for investment securities purchased                          3,500,000
Payable for capital stock redeemed                                     467,982
Advisory fee payable                                                   144,399
Distribution fee payable                                               131,780
Accrued expenses                                                       239,795
Total liabilities                                                    4,483,956
Net Assets                                                       $ 328,505,831

Composition of Net Assets
Capital stock, at par                                            $     209,896
Additional paid-in capital                                         316,178,496
Accumulated net investment income                                      294,141
Accumulated net realized loss on
  investment transactions                                          (81,628,628)
Net unrealized appreciation of investments                          93,451,926
                                                                 $ 328,505,831

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($62,597,423 / 3,983,061 shares of capital stock
  issued and outstanding)                                               $15.72
Sales charge--4.25% of public offering price                               .70
Maximum offering price                                                  $16.42

Class B Shares
Net asset value and offering price per share
  ($98,674,038 / 6,312,529 shares of capital stock
  issued and outstanding)                                               $15.63

Class C Shares
Net asset value and offering price per share
  ($46,204,671 / 2,953,155 shares of capital stock
  issued and outstanding)                                               $15.65

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($121,029,699 / 7,740,827 shares of capital stock
  issued and outstanding)                                               $15.64


See notes to financial statements.


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10 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)

Investment Income
Dividends                                          $ 8,301,454
Interest                                                13,340    $  8,314,794

Expenses
Advisory fee                                         1,497,320
Distribution fee--Class A                               93,622
Distribution fee--Class B                              536,046
Distribution fee--Class C                              244,873
Transfer agency                                        485,016
Custodian                                               62,374
Printing                                                51,323
Audit and legal                                         50,936
Administrative                                          47,000
Registration                                            28,889
Directors' fees                                         12,000
Miscellaneous                                            7,170
Total expenses                                       3,116,569
Less: expenses waived by the
  Adviser and the Transfer Agent
  (see Note B)                                        (522,186)
Less: expense offset arrangement
  (see Note B)                                             (18)
Net expenses                                                         2,594,365
Net investment income                                                5,720,429

Realized and Unrealized Gain
on Investment Transactions
Net realized gain on investment
  transactions                                                       6,210,660
Net change in unrealized
  appreciation/depreciation
  of investments                                                     9,358,388
Net gain on investment transactions                                 15,569,048

Net Increase in Net Assets from
  Operations                                                      $ 21,289,477


See notes to financial statements.


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ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 11


STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months
                                                 Ended
                                                 May 31,          Year Ended
                                                  2004            November 30,
                                              (unaudited)             2003
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                        $  5,720,429         $  7,056,142
Net realized gain on investment
  transactions                                  6,210,660            2,161,179
Net change in unrealized
  appreciation/depreciation
  of investments                                9,358,388           70,676,081
Net increase in net assets
  from operations                              21,289,477           79,893,402

Dividends to Shareholders from
Net investment income
  Class A                                      (1,047,400)          (1,825,360)
  Class B                                      (1,572,493)          (3,493,592)
  Class C                                        (715,101)          (1,402,889)
  Advisor Class                                (2,091,294)          (3,448,085)

Capital Stock Transactions
Net increase (decrease)                        (1,038,340)          13,657,461
Total increase                                 14,824,849           83,380,937

Net Assets
Beginning of period                           313,680,982          230,300,045
End of period (including undistributed
  net investment income of $294,141 and
  $0, respectively)                          $328,505,831         $313,680,982


See notes to financial statements.


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12 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Real Estate Investment Fund, Inc. (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 13


fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unre-


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


alized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fee.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Under the terms of the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. Through May 31, 2004, such waiver amounted to $487,531. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 15


Pursuant to the advisory agreement, the Fund paid $47,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $366,455 for the six months ended May 31, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $34,655.

For the six months ended May 31, 2004, the Fund's expenses were reduced by $18 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,396 from the sale of Class A shares and received $483, $43,420 and $3,341 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2004, amounted to $185,802, none of which was paid to Sanford C. Bernstein Co., LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,673,499 and $1,576,483, for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2004 were as follows:

                                                   Purchases         Sales
-------------------------------------------------------------------------------
Investment securities (excluding
  U.S. government securities)                     $ 62,512,870    $ 59,832,061
U.S. government securities                                  -0-             -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 93,933,072
Gross unrealized depreciation                                         (481,146)
Net unrealized appreciation                                       $ 93,451,926

NOTE E
Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2004   November 30,  May 31, 2004    November 30,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,079,004     5,286,964   $  17,025,048   $  65,564,174
Shares issued in
  reinvestment of
  dividends and
  distributions           48,879       108,173         784,259       1,338,541
Shares converted
  from Class B            61,712       639,290         979,251       7,791,481
Shares redeemed       (1,078,174)   (5,255,265)    (16,597,485)    (65,402,372)
Net increase             111,421       779,162   $   2,191,073   $   9,291,824

Class B
Shares sold              549,206     1,172,711   $   8,708,089   $  14,980,278
Shares issued in
  reinvestment of
  dividends and
  distributions           70,194       190,600       1,118,071       2,340,218
Shares converted
  to Class A             (61,967)     (641,342)       (979,251)     (7,791,481)
Shares redeemed       (1,396,082)   (2,227,699)    (21,482,360)    (27,793,997)
Net decrease            (838,649)   (1,505,730)  $ (12,635,451)  $ (18,264,982)


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 17


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2004   November 30,  May 31, 2004    November 30,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class C
Shares sold              384,233       762,170    $  6,063,763    $  9,913,486
Shares issued in
  reinvestment of
  dividends and
  distributions           24,092        57,775         384,167         713,481
Shares redeemed         (665,821)     (728,585)    (10,326,330)     (9,422,193)
Net increase
  (decrease)            (257,496)       91,360    $ (3,878,400)   $  1,204,774

Advisor Class
Shares sold              788,228     1,571,498    $ 12,189,676    $ 19,754,370
Shares issued in
  reinvestment of
  dividends and
  distributions          130,253       276,848       2,075,402       3,420,318
Shares redeemed          (63,530)     (141,581)       (980,640)     (1,748,843)
Net increase             854,951     1,706,765    $ 13,284,438    $ 21,425,845


NOTE F
Risks Involved in Investing in the Fund

Concentration of Risk--Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications.The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pur-


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


suant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2004.

NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2004 will be determined at the end of the current fiscal year. Based on the operations of the Fund as of the semi-annual date and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable. The tax character of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                                     2003           2002
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                $10,169,926    $ 4,511,277
Total taxable distributions                       10,169,926      4,511,277
  Total return of capital                                 -0-     2,775,040
Total distributions paid                         $10,169,926    $ 7,286,317


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (86,630,238)(a)
Unrealized appreciation/(depreciation)                           82,884,488(b)
Total accumulated earnings/(deficit)                          $  (3,745,750)

(a) On November 30, 2003, the Fund had a net capital loss carryforward of $86,630,238, of which $46,687,368 expires in the year 2007 and $39,942,870 expires in 2008. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year, the Fund utilized loss carryforward of $2,973,417.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 19


NOTE I
Legal Proceedings

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


The special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 21


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                   Class A
                                       -----------------------------------------------------------------------------------------
                                          Six Months                                         September 1,
                                             Ended                                             2000 to           Year Ended
                                            May 31,            Year Ended November 30,         November          August 31,
                                             2004        --------------------------------         30,        ------------------
                                         (unaudited)      2003         2002         2001         2000*        2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $14.90       $11.52       $11.47       $10.70       $10.85       $10.19       $10.47

Income From Investment Operations
Net investment income(a)                       .29(b)       .37          .34          .32          .13          .37          .46
Net realized and unrealized gain (loss)
  on investment transactions                   .79         3.53          .23          .97         (.13)         .89         (.06)
Net increase in net asset
  value from operations                       1.08         3.90          .57         1.29           -0-        1.26          .40

Less: Dividends and Distributions
Dividends from net investment income          (.26)        (.52)        (.32)        (.32)        (.10)        (.42)        (.46)
Distributions in excess of net
  investment income                             -0-          -0-          -0-          -0-          -0-          -0-        (.10)
Distributions from net realized gain
  on investments                                -0-          -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                           -0-          -0-        (.20)        (.20)        (.05)        (.18)        (.02)
Total dividends and distributions             (.26)        (.52)        (.52)        (.52)        (.15)        (.60)        (.68)
Net asset value, end of period              $15.72       $14.90       $11.52       $11.47       $10.70       $10.85       $10.19

Total Return
Total investment return based on net
  asset value(c)                              7.23%       34.89%        4.85%       12.33%        (.05)%      13.46%        3.86%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $62,597      $57,701      $35,626      $22,422      $20,942      $22,221      $35,299
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements     1.32%(d)     1.74%        1.75%        1.78%        1.87%(d)     1.71%        1.58%
  Expenses, before waivers/reimbursements     1.63%(d)     1.74%        1.75%        1.78%        1.87%(d)     1.71%        1.58%
  Net investment income                       3.68%(d)     2.84%        2.87%        2.84%        4.98%(d)     3.81%        4.57%
Portfolio turnover rate                         18%          30%          37%          40%           6%          26%          29%


See footnote summary on page 25.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                   Class B
                                       -----------------------------------------------------------------------------------------
                                          Six Months                                         September 1,
                                             Ended                                             2000 to           Year Ended
                                            May 31,            Year Ended November 30,         November          August 31,
                                             2004        --------------------------------         30,        ------------------
                                         (unaudited)      2003         2002         2001         2000*        2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $14.84       $11.48       $11.44       $10.68       $10.84       $10.17       $10.44

Income From Investment Operations
Net investment income(a)                       .23(b)       .30          .28          .28          .11          .30          .38
Net realized and unrealized gain (loss)
  on investment transactions                   .78         3.51          .21          .93         (.14)         .89         (.05)
Net increase (decrease) in net
  asset value from operations                 1.01         3.81          .49         1.21         (.03)        1.19          .33

Less: Dividends and Distributions
Dividends from net investment income          (.22)        (.45)        (.28)        (.28)        (.09)        (.36)        (.38)
Distributions in excess of net
  investment income                             -0-          -0-          -0-          -0-          -0-          -0-        (.10)
Distributions from net realized gain
  on investments                                -0-          -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                           -0-          -0-        (.17)        (.17)        (.04)        (.16)        (.02)
Total dividends and distributions             (.22)        (.45)        (.45)        (.45)        (.13)        (.52)        (.60)
Net asset value, end of period              $15.63       $14.84       $11.48       $11.44       $10.68       $10.84       $10.17

Total Return
Total investment return based
  on net asset value(c)                       6.81%       34.05%        4.15%       11.53%        (.31)%      12.68%        3.20%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $98,674     $106,147      $99,370      $98,014     $108,711     $113,542     $168,741
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements     2.05%(d)     2.47%        2.47%        2.50%        2.57%(d)     2.41%        2.31%
  Expenses, before waivers/reimbursements     2.35%(d)     2.47%        2.47%        2.50%        2.57%(d)     2.41%        2.31%
  Net investment income                       2.96%(d)     2.40%        2.35%        2.53%        4.22%(d)     3.13%        3.82%
Portfolio turnover rate                         18%          30%          37%          40%           6%          26%          29%


See footnote summary on page 25.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 23


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                   Class C
                                       -----------------------------------------------------------------------------------------
                                          Six Months                                         September 1,
                                             Ended                                             2000 to           Year Ended
                                            May 31,            Year Ended November 30,         November          August 31,
                                             2004        --------------------------------         30,        ------------------
                                         (unaudited)      2003         2002         2001         2000*        2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $14.86       $11.49       $11.46       $10.69       $10.85       $10.17       $10.44

Income From Investment Operations
Net investment income(a)                       .23(b)       .29          .28          .28          .11          .29          .38
Net realized and unrealized gain (loss)
  on investment transactions                   .78         3.53          .20          .94         (.14)         .91         (.05)
Net increase (decrease)in net
  asset value from operations                 1.01         3.82          .48         1.22         (.03)        1.20          .33

Less: Dividends and Distributions
Dividends from net investment income          (.22)        (.45)        (.28)        (.28)        (.09)        (.36)        (.38)
Distributions in excess of net
  investment income                             -0-          -0-          -0-          -0-          -0-          -0-        (.10)
Distributions from net realized gain
  on investments                                -0-          -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                           -0-          -0-        (.17)        (.17)        (.04)        (.16)        (.02)
Total dividends and distributions             (.22)        (.45)        (.45)        (.45)        (.13)        (.52)        (.60)
Net asset value, end of period              $15.65       $14.86       $11.49       $11.46       $10.69       $10.85       $10.17

Total Return
Total investment return based
  on net asset value(c)                       6.80%       34.10%        4.06%       11.62%        (.31)%      12.78%        3.20%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                          $46,205      $47,698      $35,845      $34,699      $33,463      $34,217      $44,739
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements     2.04%(d)     2.46%        2.46%        2.49%        2.58%(d)     2.40%        2.30%
  Expenses, before waivers/reimbursements     2.34%(d)     2.46%        2.46%        2.49%        2.58%(d)     2.40%        2.30%
  Net investment income                       2.96%(d)     2.31%        2.35%        2.50%        4.21%(d)     3.02%        3.77%
Portfolio turnover rate                         18%          30%          37%          40%           6%          26%          29%


See footnote summary on page 25.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Advisor Class
                                       -----------------------------------------------------------------------------------------
                                          Six Months                                         September 1,
                                             Ended                                             2000 to           Year Ended
                                            May 31,            Year Ended November 30,         November          August 31,
                                             2004        --------------------------------         30,        ------------------
                                         (unaudited)      2003         2002         2001         2000*        2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $14.83       $11.48       $11.46       $10.71       $10.87       $10.20       $10.48

Income From Investment Operations
Net investment income(a)                       .31(b)       .40          .21          .37          .14          .38          .48
Net realized and unrealized gain (loss)
  on investment transactions                   .79         3.53          .39          .96         (.14)         .92         (.05)
Net increase in net asset
  value from operations                       1.10         3.93          .60         1.33           -0-        1.30          .43

Less: Dividends and Distributions
Dividends from net investment income          (.29)        (.58)        (.36)        (.37)        (.11)        (.44)        (.48)
Distributions in excess of
  net investment income                         -0-          -0-          -0-          -0-          -0-          -0-        (.11)
Distributions from net realized gain
  on investments                                -0-          -0-          -0-          -0-          -0-          -0-        (.10)
Tax return of capital                           -0-          -0-        (.22)        (.21)        (.05)        (.19)        (.02)
Total dividends and distributions             (.29)        (.58)        (.58)        (.58)        (.16)        (.63)        (.71)
Net asset value, end of period              $15.64       $14.83       $11.48       $11.46       $10.71       $10.87       $10.20

Total Return
Total investment return based
  on net asset value(c)                       7.39%       35.40%        5.12%       12.74%        (.07)%      13.94%        4.18%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $121,030     $102,135      $59,459       $1,831       $1,925       $1,943       $2,270
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements     1.02%(d)     1.44%        1.51%        1.48%        1.58%(d)     1.40%        1.30%
  Expenses, before waivers/reimbursements     1.33%(d)     1.44%        1.51%        1.48%        1.58%(d)     1.40%        1.30%
  Net investment income                       3.96%(d)     3.17%        1.73%        3.27%        5.21%(d)     3.83%        4.75%
Portfolio turnover rate                         18%          30%          37%          40%           6%          26%          29%


(a)  Based on average shares outstanding.

(b)  Net of expenses waived by the Adviser and Transfer Agent.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

* During the year 2000, the Fund changed its fiscal year end from August 31 to November 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 25



BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Howard E. Hassler(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS(2)

Teresa Marziano, Senior Vice President
Joseph G. Paul, Senior Vice President
Thomas Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1)  Member of the Audit Committee and the Nominating Committee.

(2) The day-to-day management of and investment decisions for the Fund's portfolio are made by the REIT Investment Policy Group, comprised of senior members of the Adviser's Value Team. No one person is principally responsible for making recommendations for the Fund's portfolio.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                PORTFOLIOS
                                                                                  IN FUND          OTHER
NAME, AGE OF DIRECTOR,                     PRINCIPAL                              COMPLEX       DIRECTORSHIP
       ADDRESS                            OCCUPATION(S)                         OVERSEEN BY        HELD BY
 (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                        DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr.,                Investment Adviser and an                     113               None
#+ 71,                                independent consultant. He
Suite 100,                            was formerly Senior Manager
2 Sound View Drive,                   of Barrett Associates, Inc., a
Greenwich, CT 06830 (7)               registered investment adviser,
Chairman of the Board                 with which he had been associated
                                      since prior to 1999. He was
                                      formerly Deputy Comptroller and
                                      Chief Investment Officer of the
                                      State of New York and, prior
                                      thereto, Chief Investment Officer of
                                      the New York Bank for Savings.

Ruth Block,#+ 73,                     Formerly Executive Vice President              94               None
500 S.E. Mizner Blvd.,                and Chief Insurance Officer of
Boca Raton, FL 33432 (7)              The Equitable Life Assurance
                                      Society of the United States;
                                      Chairman and Chief Executive
                                      Officer of Evlico; Director of Avon,
                                      BP (oil and gas), Ecolab
                                      Incorporated (specialty chemicals),
                                      Tandem Financial Group and
                                      Donaldson, Lufkin & Jenrette
                                      Securities Corporation; former
                                      Governor at Large, National
                                      Association of Securities Dealers, Inc.

David H. Dievler,#+ 74,               Independent consultant. Until                  98               None
P.O. Box 167,                         December 1994 he was Senior
Spring Lake, NJ 07762 (7)             Vice President of Alliance Capital
                                      Management Corporation ("ACMC")
                                      responsible for mutual fund
                                      administration. Prior to joining ACMC
                                      in 1984, he was Chief Financial Officer
                                      of Eberstadt Asset Management since
                                      1968. Prior to that, he was a Senior
                                      Manager at Price Waterhouse &
                                      Co. Member of American Institute
                                      of Certified Public Accountants
                                      since 1953.

John H. Dobkin,#+ 62,                 Consultant. Formerly President                 96               None
P.O. Box 12,                          of Save Venice, Inc. (preservation
Annandale, NY 12504 (7)               organization) from 2001-2002;
                                      Senior Advisor from June 1999 -
                                      June 2000 and President of
                                      Historic Hudson Valley (historic
                                      preservation) from December 1989 -
                                      May 1999. Previously, Director of
                                      the National Academy of Design
                                      and during 1988-1992, Director
                                      and Chairman of the Audit
                                      Committee of ACMC.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 27


                                                                                PORTFOLIOS
                                                                                  IN FUND          OTHER
NAME, AGE OF DIRECTOR,                     PRINCIPAL                              COMPLEX       DIRECTORSHIP
       ADDRESS                            OCCUPATION(S)                         OVERSEEN BY        HELD BY
 (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                        DIRECTOR         DIRECTOR
------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

Howard E. Hassler,#+ 75,              Currently a consultant specializing             1               None
25 Sutton Place South,                in retailing, finance and real estate.
New York, NY 10022 (7)                Formerly he was Chairman and
                                      Chief Executive Officer of Brooks
                                      Fashion Stores, Inc. (specialty
                                      clothing stores); Chairman,
                                      President and Chief Operating
                                      Officer of Allied Stores Corporation
                                      (department and specialty stores),
                                      Executive Vice President, Chief
                                      Financial and Accounting Officer
                                      and Director, Allied Stores
                                      Corporation.

Clifford L. Michel,#+ 64,             Senior Counsel to the law firm of              96               Placer
15 St. Bernard's Road,                Cahill Gordon Reindel since                                    Dome, Inc.
Gladstone, NJ 07934 (7)               February 2001 and a partner of that
                                      firm for more than twenty-five
                                      years prior thereto. He is President
                                      and Chief Executive Officer of
                                      Wenonah Development Company
                                      (investments) and a Director of
                                      Placer Dome, Inc. (mining).

Donald J. Robinson,#+ 69,             Senior Counsel to the law firm of              95               None
98 Hell's Peak Road,                  Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161 (7)                  since prior to January 1999. Formerly
                                      a senior partner and a member of
                                      the Executive Committee of that
                                      firm. He was also a member and
                                      Chairman of the Municipal
                                      Securities Rulemaking Board and
                                      a Trustee of the Museum of the
                                      City of New York.

INTERESTED DIRECTORS

Marc O. Mayer,** 46,                  Executive Vice President of ACMC               66               None
1345 Avenue of the                    since 2001; prior thereto, Chief
Americas,                             Executive Officer of Sanford C.
New York, NY 10105                    Bernstein & Co., LLC ("SCB & Co.")
(Elected November 18,                 and its predecessor since prior to
2003)                                 1999.


*    There is no stated term of office for the Fund's Directors.

** Mr. Mayer is an "interested person," as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC.

#    Member of the Audit Committee.

+    Member of the Nominating Committee.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


Officer Information

Certain information concerning the Fund's officers is set forth below.


       NAME,                             POSITION(S)                      PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                      HELD WITH FUND                     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                     Chairman and President          See biography above.

Teresa Marziano, 49                   Senior Vice President           Senior Vice President of ACMC** since
                                                                      October 2000 and co-Chief Investment
                                                                      Officer of Real Estate Investments since
                                                                      July 2004. Prior thereto, she was a
                                                                      Senior Analyst of investment research
                                                                      at Sanford C. Bernstein & Co., Inc.
                                                                      ("SCB & Co.")** since prior to 1999.

Joseph G. Paul, 44                    Senior Vice President           Senior Vice President of ACMC**, co-
                                                                      Chief Investment Officer of Real Estate
                                                                      Investments since July 2004; and Chief
                                                                      Investment Officer of Small and Mid
                                                                      Capitalization Value Equities since
                                                                      2002.  He is also Chief Investment
                                                                      Officer of Advanced Value at ACMC
                                                                      since October 2000, and held the same
                                                                      position at SCB & Co.** since prior to
                                                                      1999.

Thomas J. Bardong, 59                 Vice President                  Senior Vice President of ACMC,** with
                                                                      which he has been associated since
                                                                      prior to 1999.

Mark R. Manley, 41                    Secretary                       Senior Vice President and Chief
                                                                      Compliance Officer of ACMC,** with which
                                                                      he has been associated since
                                                                      prior to 1999.

Mark D. Gersten, 53                   Treasurer and Chief             Senior Vice President of Alliance Global
                                      Financial Officer               Investor Services, Inc. ("AGIS")** and
                                                                      Vice President of AllianceBernstein
                                                                      Investment Research and
                                                                      Management, Inc. ("ABIRM"),** with
                                                                      which he has been associated since
                                                                      prior to 1999.

Vincent S. Noto, 39                   Controller                      Vice President of AGIS,** with which he
                                                                      has been associated since prior to
                                                                      1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 29


ALLIANCEBERNSTEIN FAMILY OF FUNDS

-------------------------------------------------------------------------------
Wealth Strategies Funds
-------------------------------------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

-------------------------------------------------------------------------------
Blended Style Funds
-------------------------------------------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

-------------------------------------------------------------------------------
Growth Funds
-------------------------------------------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

-------------------------------------------------------------------------------
Value Funds
-------------------------------------------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

-------------------------------------------------------------------------------
Taxable Bond Funds
-------------------------------------------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

-------------------------------------------------------------------------------
Municipal Bond Funds
-------------------------------------------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

-------------------------------------------------------------------------------
Intermediate Municipal Bond Funds
-------------------------------------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

-------------------------------------------------------------------------------
Closed-End Funds
-------------------------------------------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*    Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.


+    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


NOTES

_______________________________________________________________________________

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND o 31


NOTES

_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND


ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ACBVIREITSR0504


ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
-----------     ----------------------
11 (b) (1)      Certification of Principal Executive Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)      Certification of Principal Financial Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the
                Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.

By:   /s/ Marc O. Mayer
      --------------------------------
      Marc O. Mayer
      President

Date: July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Marc O. Mayer
      --------------------------------
      Marc O. Mayer
      President

Date: July 30, 2004

By:   /s/Mark D. Gersten
      -------------------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: July 30, 2004